NOTES PAYABLE-RELATED PARTY (Details Narrative) - USD ($)		1 Months Ended		6 Months Ended		12 Months Ended
	Jul. 07, 2014	Mar. 21, 2016	Jan. 22, 2013	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2014	Jan. 26, 2018	Mar. 31, 2014
Outstanding principal balance to related parties				$ 22,980		$ 22,980	$ 47,980
Unamortized debt discount						0	1,037
Outstanding principal balance on issuance of promissory note				$ 163,610		$ 163,610	$ 163,610
Unsecured promissory notes	$ 545,218
Maturity date		Dec. 16, 2016
Principal payments (monthly)	$ 10,658
Principal and accrued interest								$ 36,390
Common stock, shares issued				247,186,285		244,086,285	181,804,501		100,000
Original issuance discount				$ 11,250		$ 11,250	$ 11,250
Repayment of notes payable					$ 187,748	187,748	$ 564,412
Amended [Member]
Common stock, shares issued										950,000
Mr Emry [Member]
Unsecured promissory notes			$ 200,000
Maturity date			Jan. 01, 2018
Interest rate			12.00%
Repayment of notes payable						15,000
Neil Muller [Member]
Repayment of notes payable						$ 10,000
February 1, 2015 [Member] | Mr Emry [Member]
Principal payments (monthly)			$ 6,650